PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 247,599		$ 230,386
Accumulated depreciation	156,706	[1]	145,017	[1]
Depreciation cost	90,893		85,369
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	93,094		92,267
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,874		63,290
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	75,606		63,128
Accumulated depreciation	63,956		58,623
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,823		8,524
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	455		506
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,747		$ 2,671

[1]	The accumulated depreciation of equipment leased to others as of December 31, 2014 and 2013 is $ 63,956 and $ 58,623, respectively.